Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Standby letters of credit [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying amount	71
Maximum Potential Future Payments	16,891
Third-party borrowing arrangements [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying amount
Maximum Potential Future Payments	12
Securities lending indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral held	5,397
Carrying amount
Maximum Potential Future Payments	5,261
Asset sales [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying amount	185
Maximum Potential Future Payments	3,656
Merchant processing [Member]
Guarantor Obligations [Line Items]
Collateral held	648
Carrying amount	69
Maximum Potential Future Payments	83,496
Contingent consideration arrangements [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying amount	12
Maximum Potential Future Payments	12
Tender option bond program guarantee [Member]
Guarantor Obligations [Line Items]
Collateral held	4,604
Carrying amount
Maximum Potential Future Payments	4,575
Minimum revenue guarantees [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying amount	12
Maximum Potential Future Payments	12
Other [Member]
Guarantor Obligations [Line Items]
Collateral held
Carrying amount
Maximum Potential Future Payments	$ 468